Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		Ordinary Shares Class A Adjusted CNY (¥) shares	Ordinary Shares Class A CNY (¥) shares	Ordinary Shares Class B Adjusted CNY (¥) shares	Ordinary Shares Class B CNY (¥) shares	Additional Paid-in Capital Adjusted CNY (¥)	Additional Paid-in Capital CNY (¥)	Statutory reserves Adjusted CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive loss Adjusted CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Accumulated deficit Adjusted CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests Adjusted CNY (¥)	Non- controlling interests CNY (¥)	Receivable for issuance of ordinary shares Adjusted CNY (¥)	Receivable for issuance of ordinary shares CNY (¥)	Adjusted CNY (¥)	CNY (¥) shares	USD ($) shares
Balances at Mar. 31, 2022			¥ 372		¥ 82		¥ 3,295,336		¥ 3,433		¥ (46,069)		¥ (2,889,233)		¥ 42,648		¥ (164,746)		¥ 241,823
Balances (in Shares) at Mar. 31, 2022 | shares			55,709,591		13,037,729
Foreign currency translation adjustment											15,591								15,591
Accretion on redeemable non-controlling interests to redemption value													(675)						(675)
Receivable for issuance of ordinary shares (Note 21)																	81,341		81,341
Unrealized securities holding (gains) losses, net of tax											(6,711)								(6,711)
Issuance of ordinary shares for the exercise of stock options			¥ 1				37												38
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares			53,488
Appropriations to statutory reserves									443				(443)
Share-based compensation							(7,677)												(7,677)
Net loss													(102,799)		(3,177)				(105,976)
Balances at Mar. 31, 2023		¥ 373	¥ 373	¥ 82	¥ 82	¥ 3,287,696	3,287,696	¥ 3,876	3,876	¥ (37,189)	(37,189)	¥ (2,995,975)	(2,993,150)	¥ 39,471	39,471	¥ (83,405)	(83,405)	¥ 214,929	217,754
Balances (in Shares) at Mar. 31, 2023 | shares		55,763,079	55,763,079	13,037,729	13,037,729
Change in Accounting Policy	[1]												(2,825)						(2,825)
Foreign currency translation adjustment										1,258								1,258	1,258
Accretion on redeemable non-controlling interests to redemption value												(766)						(766)	(766)
Receivable for issuance of ordinary shares (Note 21)						75,276										(7,902)		67,374
Unrealized securities holding (gains) losses, net of tax										(3,547)								(3,547)	¥ (3,547)
Issuance of ordinary shares for the exercise of stock options						27												27
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares		9,428,674																	37,741	37,741
Share-based compensation						679												679
Debt waive of Chong Li						(75,276)										75,276
Issuance of ordinary shares for the public offering and private placement		¥ 589				41,273												41,862
Issuance of ordinary shares for the public offering and private placement (in Shares) | shares		82,500,000
Net loss												(63,664)		(5,234)				(68,898)	¥ (68,898)
Balances at Mar. 31, 2024		¥ 962	¥ 962	¥ 82	¥ 82	¥ 3,329,675	3,329,675	¥ 3,876	3,876	¥ (39,478)	(39,478)	¥ (3,060,405)	(3,060,405)	¥ 34,237	34,237	¥ (16,031)	(16,031)	¥ 252,918	252,918
Balances (in Shares) at Mar. 31, 2024 | shares		147,691,753	147,691,753	13,037,729	13,037,729
Foreign currency translation adjustment											840								840	$ 116
Accretion on redeemable non-controlling interests to redemption value													(841)						(841)
Receivable for issuance of ordinary shares (Note 21)																	9,783		9,783
Unrealized securities holding (gains) losses, net of tax											869								¥ 869	$ 120
Issuance of ordinary shares for the exercise of stock options (in Shares) | shares
Share-based compensation							81												¥ 81
Issuance of ordinary shares for the public offering and private placement			¥ 2,152				12,365												14,517
Issuance of ordinary shares for the public offering and private placement (in Shares) | shares			300,000,000
Net loss													(54,125)		(4,471)				(58,596)	$ (8,076)
Balances at Mar. 31, 2025			¥ 3,114		¥ 82		¥ 3,342,121		¥ 3,876		¥ (37,769)		¥ (3,115,371)		¥ 29,766		¥ (6,248)		¥ 219,571	$ 30,257
Balances (in Shares) at Mar. 31, 2025 | shares			447,691,753		13,037,729

[1]	The Company used a modified retrospective approach to adopt ASC Topic 326, and the cumulative-effect to retained earnings was RMB2.8 million